Income Taxes - Schedule of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S.	$ (8,665)	$ (10,116)	$ (3,769)
Non-U.S.	33,389	40,053	23,710
Income before provision for income taxes	$ 24,724	$ 29,937	$ 19,941